28. Changes in liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2017
Changes In Liabilities Arising From Financing Activities Tables
Changes in liabilities arising from financing activities

12/31/2017
						Non-cash changes
	Opening balance	Cash flows	Net income for the year	Interest paid on loans	Import financing	Exchange variations on loans	Interest on loans	Other	Closing balance
Short and long-term debt	6,379,220	612,396	-	(505,105)	63,066	68,895	502,529	(15,334)	7,105,667
Non-controlling interests from Smiles	293,247	(254,892)	359,025	-	-	-	-	14,633	412,013
Capital stock	3,080,110	2,692	-	-	-	-	-	-	3,082,802
Share issuance costs	(155,618)	(523)	-	-	-	-	-	523	(155,618)

12/31/2016
						Non-cash changes
	Opening balance	Cash flows	Net income for the year	Repurchase of debt securities	Interest paid on loans	Exchange variations on loans	Interest on loans	Other	Closing balance
Short and long-term debt	9,304,926	(890,559)	-	(286,799)	(606,405)	(1,220,608)	627,672	(549,007)	6,379,220
Non-controlling interests from Smiles	224,022	(171,829)	252,745	-	-	-	-	(11,691)	293,247
Capital stock	3,080,110	-	-	-	-	-	-	-	3,080,110
Share issuance costs	(155,223)	(395)	-	-	-	-	-	-	(155,618)

12/31/2015
						Non-cash changes
	Opening balance	Cash flows	Net income for the year	Repurchase of debt securities	Interest paid on loans	Exchange variations on loans	Interest on loans	Other	Closing balance
Short and long-term debt	6,235,239	426,973	-	-	(548,773)	(2,337,999)	600,410	253,078	9,304,926
Non-controlling interests from Smiles	185,413	(136,822)	169,643	-	-	-	-	5,788	224,022
Capital stock	2,618,799	465,048	-	-	-	-	-	(3,737)	3,080,110
Share issuance costs	(150,214)	(5,009)	-	-	-	-	-	-	(155,223)